Related-party transactions - Narrative (Detail) - Bio Ventus LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash distributions made to members towards tax	$ 19,886	$ 9,137	$ 7,846
Cash distributions as a percentage of members total taxable income	40.00%	40.00%	40.00%
Related party transaction tax distributions payable to tax authorities on behalf members	$ 541	$ 473